Pension Plan	12 Months Ended
Dec. 31, 2013
Pension Plan [Abstract]
Pension Plan

NOTE 7 – Pension Plan

The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees.  The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet.  The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income is as follows:

Net Periodic Pension Cost	2013	2012	2011
Service cost	$325,693	$306,799	$279,647
Interest cost	307,871	322,198	319,860
Expected return on assets	(537,923)	(448,470)	(433,591)
Amortization of net loss	663,536	492,391	306,348
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	776,646	690,387	489,733

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain) loss arising during the period	(879,193)	488,972	678,007
Amortization of net loss included in net periodic pension cost	(663,536)	(492,391)	(306,348)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(1,560,198)	(20,888)	354,190
Total recognized in net periodic pension cost and other comprehensive income	$(783,552)	$669,499	$843,923

NOTE 7 –  Pension  Plan (continued)

A summary of the weighted-average assumptions used in the measurement of the benefit obligation and the net periodic pension cost is as follows:

	2013	2012
Discount rate for benefit obligation	4.25%	3.50%
Discount rate for net periodic pension cost	3.50%	4.15%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	2.30%	7.00%

The determination of the discount rate is based on the Citigroup pension yield curve that approximates the expected cash flow payouts of the plan, coupled with a comparison to the Moody’s Long-term Corporate Aa Bond Yield.  The determination of the rate of compensation increase is based on historical salary adjustment averages and the Trustees’ expectations of future increases.  The determination of the expected long-term return on plan assets is based on a revised investment policy effective in 2013 that reduces exposure to equities given the termination of the Trust on April 6, 2015.

A summary of the changes in projected benefit obligation is as follows:

	2013	2012
Projected benefit obligation at beginning of year	$8,942,161	$7,903,211
Service cost	325,693	306,799
Interest cost	307,871	322,198
Actuarial (gain) loss	(624,138)	692,835
Benefit payments	(273,393)	(282,882)
Projected benefit obligation at end of year	$8,678,194	$8,942,161

A summary of the changes in the fair value of plan assets is as follows:

	2013	2012
Fair value of plan assets at beginning of year	$7,430,467	$6,261,098
Contributions by the Trust	1,315,301	799,918
Actual return on plan assets	792,978	652,333
Benefit payments	(273,393)	(282,882)
Fair value of plan assets at end of year	$9,265,353	$7,430,467

A summary of the plan’s funded (unfunded) status and amounts recognized in the balance sheets shown as “Prepaid pension costs” or “Liability for pension benefits” is as follows:

	2013	2012
Accumulated benefit obligation at end of year	$6,737,531	$6,830,628
Effect of future compensation increases	1,940,663	2,111,533
Projected benefit obligation at end of year	8,678,194	8,942,161
Fair value of plan assets at end of year	9,265,353	7,430,467
Funded (unfunded) status at end of year	$587,159	$(1,511,694)

NOTE 7 –  Pension  Plan (continued)

A summary of the amounts recognized in the balance sheets shown as “Accumulated other comprehensive loss” is as follows:

	2013	2012
Net loss	$844,444	$2,387,173
Prior service cost	17,467	34,936
Accumulated other comprehensive loss	$861,911	$2,422,109

The net loss and prior service cost amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic pension cost in 2014 are estimated to be $0 and $17,467, respectively.

A summary of the estimated future benefit payments from the plan for the next ten year period is as follows:

Period	Amount
2014	$277,287
2015	828,230
2016	817,372
2017	793,994
2018	767,229
2019 - 2023	3,390,247

The 2014 contribution to the plan is estimated to approximate $1,400,000, representing the maximum contribution that is recommended pursuant to the Trust’s annual actuarial valuation.  However, the actual 2014 contribution will not be determined and finalized until after the completion of the plan’s annual actuarial valuation, which is performed as of the plan’s fiscal year end, March 31.

The investment policy of the plan was revised in 2013 to reduce the exposure to equities given the termination date of the Trust on April 6, 2015.  A sliding scale was adopted that adjusts the plan portfolio maximum allocation of equities downward on a quarterly basis.  As of December 31, 2013, said policy permits up to approximately 37% of the plan portfolio invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash.  The equity portfolio strategy is to generate appreciation and growth in the plan’s overall value over the long-term with its benchmark being the S&P 500 Index.  The debt portfolio strategy is to generate income for the payment of benefits, as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index.  The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees.  The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

A summary of the plan’s weighted-average asset allocations by category is as follows:

	2013		2012
	Fair Value	%	Fair Value	%
Equity securities	$3,441,055	37%	$3,675,700	49%
Debt securities - corporate issues	4,817,000	52	2,552,642	34
Debt securities - U.S. government issues	931,384	10	996,873	14
Cash (money market, accrued income)	75,914	1	205,252	3
Total	$9,265,353	100%	$7,430,467	100%